STOCK OPTIONS (Narrative) (Details) - USD ($)	1 Months Ended		5 Months Ended	12 Months Ended
	Apr. 30, 2014	Nov. 30, 2013	Mar. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercised during period (shares)				50,000	1,250,000
Proceeds from exercise of options				$ 5,000	$ 185,998
Stock-based compensation, options vested (value)				233,310	$ 1,178,245
Unamortized cost of outstanding stock-based awards				$ 304,000
Weighted average remaining vesting period				2 years
Options outstanding, intrinsic value				$ 324,000
Options granted				1,350,000	4,225,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted during period (shares)				1,125,000	225,000
Expiration period of options granted				10 years
Expected volatility rate of options granted (minimum)					46.90%
Expected volatility rate of options granted (maximum)					78.70%
Expected volatility rate of options granted				81.84%
Expected discount rate of options granted				1.62%
Expected dividend yield of options granted				0.00%	0.00%
Expected life of options granted				5 years	7 years
Options outstanding, intrinsic value			$ 64,000	$ 300,000	$ 64,000
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted during period (shares)				225,000	4,000,000
Expiration period of options granted					3 years
Expected volatility rate of options granted (minimum)					76.26%
Expected volatility rate of options granted (maximum)					84.50%
Expected volatility rate of options granted				76.26%
Expected discount rate of options granted				2.17%
Expected dividend yield of options granted				0.00%	0.00%
Expected life of options granted				5 years
Options exercised during period (shares)	50,000	500,000	750,000
Options exercised during period, exercise price	$ 0.10	$ 0.32
Proceeds from exercise of options	$ 5,000		$ 185,998
Shares issued during period in exchange for options exercised			750,000
Options outstanding, intrinsic value			$ 977,000	$ 88,000	$ 977,000
Professional fees paid in exchange for options exercised		$ 140,000
Minimum [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of options or warrants granted
Expected discount rate of options granted					2.73%
Minimum [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of options granted				5 years
Vesting period of options or warrants granted
Expected discount rate of options granted					0.63%
Expected life of options granted					3 years
Options exercised during period, exercise price			$ 0.10
Maximum [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of options granted					10 years
Vesting period of options or warrants granted				36 months	36 months
Expected discount rate of options granted					3.04%
Maximum [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of options granted				10 years
Vesting period of options or warrants granted				36 months	24 months
Expected discount rate of options granted					2.53%
Expected life of options granted					10 years
Options exercised during period, exercise price			$ 0.32
Stock Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period of options or warrants granted				2 years